Retirement Benefits (Schedule of Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014	[1]	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Settlement loss	$ 2.1		$ 1.0		$ 2.0		$ 0.0		$ 6.0		$ 1.4		$ 11.9		$ 0.0		$ 5.1	[1]	$ 19.3	[1]	$ 5.2
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost																	36.5		42.2		42.6
Interest cost																	110.7		124.7		130.7
Expected return on plan assets																	(202.0)		(202.0)		(187.8)
Actuarial loss amortization																	85.3		78.9		78.3
Prior service cost amortization																	2.8		2.8		2.9
Settlement loss																	5.1		18.9		4.8
Curtailments																	0.0		5.3		0.0
Special termination benefits																	2.0		7.2		0.2
Other																	(0.3)		1.0		0.0
Net periodic benefit cost																	40.1		79.0		71.7
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost																	24.3		31.3		36.0
Interest cost																	44.3		57.8		67.2
Expected return on plan assets																	(78.3)		(79.8)		(78.1)
Actuarial loss amortization																	35.6		41.4		36.1
Prior service cost amortization																	(0.2)		0.0		0.2
Settlement loss																	1.3		2.3		0.7
Curtailments																	(1.1)		0.0		0.0
Special termination benefits																	0.0		1.5		0.1
Other																	2.1		2.1		2.0
Net periodic benefit cost																	28.0		56.6		64.2
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost																	2.2		2.8		3.3
Interest cost																	2.0		2.2		2.3
Actuarial loss amortization																	0.7		0.8		1.7
Net periodic benefit cost																	4.9		5.8		7.3
Discontinued Operations [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost																	(7.9)		(12.9)		(10.9)
Discontinued Operations [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost																	(4.4)		(7.7)		(7.6)
Discontinued Operations [Member] | Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost																	(0.4)		(0.7)		(0.7)
Continuing Operations [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost																	32.2		66.1		60.8
Continuing Operations [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost																	23.6		48.9		56.6
Continuing Operations [Member] | Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost																	4.5		5.1		$ 6.6
Business Restructuring and Cost Reduction Actions [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Curtailments																			$ 4.5
Business Restructuring and Cost Reduction Actions [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Curtailments																	$ (1.1)

[1]	For additional information, see Note 16, Retirement Benefits.